Income or expense from financial instruments by category_Financial assets by category (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL (IAS39)		₩ 55,474,000,000	₩ 246,697,000,000
AFS financial assets		650,483,000,000	634,771,000,000
HTM financial assets		307,965,000,000	360,054,000,000
Financial assets at FVTPL (IFRS9)	₩ 405,938,000,000
Financial assets at FVTOCI	303,117,000,000
Loans and receivables		7,666,090,000,000	7,402,954,000,000
Securities at amortized cost	375,297,000,000
Loans and other financial assets at amortized cost	8,954,430,000,000
Financial liabilities at FVTPL (IAS39)		(111,240,000,000)	(72,295,000,000)
Financial liabilities at amortized cost	(3,977,144,000,000)	(3,283,656,000,000)	(3,429,098,000,000)
Financial liabilities at FVTPL (IFRS9)	14,321,000,000
Derivative assets(liabilities)(Designated for hedging)	(672,000,000)	(109,447,000,000)	(98,850,000,000)
Off-balance provisions	89,459,000,000	77,140,000,000	56,687,000,000
Total	6,164,746,000,000	5,252,809,000,000	5,100,920,000,000
Interest Income(expense)
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL (IAS39)		48,615,000,000	59,019,000,000
AFS financial assets		239,030,000,000	339,518,000,000
HTM financial assets		307,965,000,000	360,054,000,000
Financial assets at FVTPL (IFRS9)	54,243,000,000
Financial assets at FVTOCI	280,371,000,000
Loans and receivables		7,948,069,000,000	7,747,013,000,000
Securities at amortized cost	376,788,000,000
Loans and other financial assets at amortized cost	8,973,097,000,000
Financial liabilities at FVTPL (IAS39)		0	0
Financial liabilities at amortized cost	(4,030,384,000,000)	(3,323,029,000,000)	(3,486,060,000,000)
Financial liabilities at FVTPL (IFRS9)	(3,164,000,000)
Derivative assets(liabilities)(Designated for hedging)	0	0	0
Off-balance provisions	0	0	0
Total	5,650,951,000,000	5,220,650,000,000	5,019,544,000,000
Fees and Commissions Income(expense)
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL (IAS39)		0	0
AFS financial assets		80,041,000,000	70,910,000,000
HTM financial assets		0	0
Financial assets at FVTPL (IFRS9)	86,845,000,000
Financial assets at FVTOCI	66,000,000
Loans and receivables		384,025,000,000	346,730,000,000
Securities at amortized cost	0
Loans and other financial assets at amortized cost	317,316,000,000
Financial liabilities at FVTPL (IAS39)		0	0
Financial liabilities at amortized cost	27,742,000,000	0	0
Financial liabilities at FVTPL (IFRS9)	0
Derivative assets(liabilities)(Designated for hedging)	0	0	0
Off-balance provisions	0	0	0
Total	431,969,000,000	464,066,000,000	417,640,000,000
Provision(reversal) of credit loss
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL (IAS39)		0	0
AFS financial assets		(31,300,000,000)	(49,741,000,000)
HTM financial assets		0	0
Financial assets at FVTPL (IFRS9)	0
Financial assets at FVTOCI	(2,027,000,000)
Loans and receivables		(862,273,000,000)	(890,763,000,000)
Securities at amortized cost	(1,922,000,000)
Loans and other financial assets at amortized cost	(415,084,000,000)
Financial liabilities at FVTPL (IAS39)		0	0
Financial liabilities at amortized cost	0	0	0
Financial liabilities at FVTPL (IFRS9)	0
Derivative assets(liabilities)(Designated for hedging)	0	0	0
Off-balance provisions	89,459,000,000	77,140,000,000	56,687,000,000
Total	(329,574,000,000)	(816,433,000,000)	(883,817,000,000)
Others
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL (IAS39)		6,859,000,000	187,678,000,000
AFS financial assets		362,712,000,000	274,084,000,000
HTM financial assets		0	0
Financial assets at FVTPL (IFRS9)	264,850,000,000
Financial assets at FVTOCI	24,707,000,000
Loans and receivables		196,269,000,000	199,974,000,000
Securities at amortized cost	431,000,000
Loans and other financial assets at amortized cost	79,101,000,000
Financial liabilities at FVTPL (IAS39)		(111,240,000,000)	(72,295,000,000)
Financial liabilities at amortized cost	25,498,000,000	39,373,000,000	56,962,000,000
Financial liabilities at FVTPL (IFRS9)	17,485,000,000
Derivative assets(liabilities)(Designated for hedging)	(672,000,000)	(109,447,000,000)	(98,850,000,000)
Off-balance provisions	0	0	0
Total	₩ 411,400,000,000	₩ 384,526,000,000	₩ 547,553,000,000